Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue
Oil and gas revenue	$ 1,013,625	$ 944,562
Cost and expenses
Production	622,318	632,501
Depletion	66,549	109,101
Depreciation	11,180	7,007
Accretion of asset retirement obligation	224,828	22,873
Investor relations	176,402	84,149
Stock-based compensation	84,721	36,900
General and administrative	1,111,900	483,624
Total expenses	2,297,898	1,376,155
Loss before other income (expense)	(1,284,273)	(431,593)
Other income (expense)
Interest income	19,631	1,974
Interest expense	(21,405)	(44,688)
Finance cost	(26,512)	(11,299)
Foreign exchange gain	(121,125)	(66,445)
Other income		(36)
Change in fair value of derivative liability	(568,773)	(8,730,596)
Gain (loss) on debt settlement	71,282	(72,105)
Total other income (expense)	(646,902)	(8,923,195)
Net loss	(1,931,175)	(9,354,788)
Other comprehensive income (loss)
Foreign currency translation adjustments	142,111	(82,617)
Comprehensive loss	$ (1,789,064)	$ (9,437,405)
Loss per share, basic and diluted	$ (0.01)	$ (0.07)
Weighted average number of shares outstanding basic and diluted	199,981,409	130,517,223